Investments, at Fair Value - Investments at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held by Customer ExAlt Trusts (related party of $22,266 and $76,154)	$ 363,332	$ 385,851	$ 524,927
Debt securities available-for-sale	3,077	76,898	78,293
Other equity securities and interests	64,500	21,600	1,200
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Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held by Customer ExAlt Trusts (related party of $22,266 and $76,154)	0	0	0
Public equity securities and option	0	4,742	13,625
Debt securities available-for-sale	0	620	624
Other equity securities and interests	223	0	0
Total investments, at fair value	223	5,362	14,249
Customer ExAlt Trusts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held by Customer ExAlt Trusts (related party of $22,266 and $76,154)	363,332	385,851	524,927
Public equity securities and option	4,399	8,087	56,144
Debt securities available-for-sale	3,077	76,278	77,669
Other equity securities and interests	86,740	21,643	1,181
Total investments, at fair value	$ 457,548	$ 491,859	$ 659,921